Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of subsidiaries

The Company’s significant subsidiaries as of December 31, 2022 include the following:

	Date of Incorporation/ Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Juxiang Investment Management Consulting Co., Ltd. (“Shanghai Juxiang”)	July 16, 2013	PRC	100%
Baoyi Investment Consulting (Shanghai) Co., Ltd. (“Shanghai Baoyi”)	July 16, 2015	PRC	100%
Jupai HongKong Investment Limited (“Jupai Hong Kong”)	August 21, 2012	Hong Kong	100%

Shanghai Yedu's
Schedule of subsidiaries

Shanghai Yedu's significant subsidiaries as of December 31, 2022 include the following:

	Date of Acquisition	Place of Incorporation	Percentage of Ownership
Shanghai Yidexin Equity Investment Management Co., Ltd ("Yidexin")	July 16, 2015	PRC	100%